VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 312-609-7500 FACSIMILE: 312-609-5005 OFFICES IN CHICAGO, NEW YORK CITY AND ROSELAND, NEW JERSEY

November 28, 2005

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	EquiTrust Series Fund, Inc.
Post-Effective Amendment No. 44 under the Securities Act of 1933 and Amendment No. 44 under Investment Company Act of 1940
File Nos. 2-38512 and 811-2125

To the Commission:

EquiTrust Series Fund, Inc. (the “Fund”) is transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Fund’s Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A (Amendment No. 44 under the 1940 Act), including exhibits.

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(b) under the 1933 Act for the purpose of updating the Fund’s financial statements and making certain other non-material changes.  This Amendment is intended to become effective on December 1, 2005.

Pursuant to the requirements of paragraph (b)(4) of Rule 485 under the 1933 Act, we represent that the Amendment does not contain disclosures which would render it ineligible to become effective under paragraph (b) of Rule 485.  Please contact the undersigned at (312) 609-7616 if you have any questions.

Very truly yours,

/s/ Renee M. Hardt

Renee M. Hardt

RMH/ser
Enclosures